INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other Income Or Expenses, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ 174,122	$ (5,536,561)	$ (1,236,533)
Reimbursements for exports		615,840	127,923
Expenses recovery	79,274	616,975	210,472
Other income or expenses, net	831,496	1,023,526	618,779
Total	$ 1,084,892	$ (3,280,220)	$ (279,359)